SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Institutions	$ 446	$ 198
Other	140	25
Other receivables	$ 586	$ 223